DWS Tax-Exempt Portfolio Average Annual Total Returns - DWS Tax Exempt Money Fund [Member] - DWS Tax-Exempt Money Fund - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		2.50%	1.95%	1.37%
Performance Inception Date	Mar. 19, 2007